FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS
The tables below present information about the Company’s financial assets and liabilities measured and recorded at fair value on a recurring basis and indicate the fair value hierarchy of the inputs utilized to determine the fair values as of December 31, 2017 and 2016.

We have elected to offset the fair value amounts recognized for multiple derivative contracts executed with the same counterparty; however, fair value amounts by hierarchy level are presented on a gross basis in the tables below. We have posted cash margin with various counterparties to support hedging and trading activities. The cash margin posted is required by counterparties as collateral deposits and cannot be offset against the fair value of open contracts except in the event of default. We have no derivative contracts that are subject to master netting arrangements that are reflected gross on the balance sheet.

	As of December 31, 2017
	Fair Value Hierarchy
	Level 1	Level 2	Level 3	Total Gross Fair Value	Effect of Counter-party Netting	Net Carrying Value on Balance Sheet
Assets:
Money market funds	$4,730	$—	$—	$4,730	N/A	$4,730
Commodity contracts	10,031	357	—	10,388	(983)	9,405
Liabilities:
Commodity contracts	51,673	33,035	—	84,708	(983)	83,725
Catalyst lease obligations	—	59,048	—	59,048	—	59,048
Derivatives included with inventory intermediation agreement obligations	—	7,721	—	7,721	—	7,721

	As of December 31, 2016
	Fair Value Hierarchy
	Level 1	Level 2	Level 3	Total Gross Fair Value	Effect of Counter-party Netting	Net Carrying Value on Balance Sheet
Assets:
Money market funds	$342,837	$—	$—	$342,837	N/A	$342,837
Marketable securities	234,258	—	—	234,258	N/A	234,258
Commodity contracts	948	35	—	983	(4,491)	(3,508)
Derivatives included with inventory intermediation agreement obligations	—	6,058	—	6,058	—	6,058
Liabilities:
Commodity contracts	859	3,548	84	4,491	(4,491)	—
Catalyst lease obligations	—	31,802	—	31,802	—	31,802

The valuation methods used to measure financial instruments at fair value are as follows:

•	Money market funds categorized in Level 1 of the fair value hierarchy are measured at fair value based on quoted market prices and included within cash and cash equivalents.

•	Marketable securities, consisting primarily of US Treasury securities, categorized in Level 1 of the fair value hierarchy are measured at fair value based on quoted market prices.

•
The commodity contracts categorized in Level 1 of the fair value hierarchy are measured at fair value based on quoted prices in an active market. The commodity contracts categorized in Level 2 of the fair value hierarchy are measured at fair value using a market approach based upon future commodity prices for similar instruments quoted in active markets.

•
The commodity contracts categorized in Level 3 of the fair value hierarchy consist of commodity price swap contracts that relate to forecasted purchases of crude oil for which quoted forward market prices are not readily available due to market illiquidity. The forward price used to value these swaps was derived using broker quotes, prices from other third party sources and other available market based data.

•
The derivatives included with inventory supply arrangement obligations, derivatives included with inventory intermediation agreement obligations and the catalyst lease obligations are categorized in Level 2 of the fair value hierarchy and are measured at fair value using a market approach based upon commodity prices for similar instruments quoted in active markets.

Non-qualified pension plan assets are measured at fair value using a market approach based on published net asset values of mutual funds as a practical expedient. As of December 31, 2017 and 2016, $9,593 and $9,440, respectively, were included within Deferred charges and other assets, net for these non-qualified pension plan assets.

The table below summarizes the changes in fair value measurements of commodity contracts categorized in Level 3 of the fair value hierarchy:

	Year Ended December 31,
	2017	2016
Balance at beginning of period	$(84)	$3,543
Purchases	—	—
Settlements	45	(1,149)
Unrealized (gain) loss included in earnings	39	(2,478)
Transfers into Level 3	—	—
Transfers out of Level 3	—	—
Balance at end of period	$—	$(84)

There were no transfers between levels during the years ended December 31, 2017 and 2016, respectively.
Fair value of debt
The table below summarizes the fair value and carrying value as of December 31, 2017 and 2016.

	December 31, 2017		December 31, 2016
	Carrying value	Fair value	Carrying value	Fair value
Senior notes due 2025 (a)_	$725,000	$763,945	$0	$0
Senior Secured Notes due 2020 (a)	$—	$—	$670,867	$696,098
Senior Secured Notes due 2023 (a)	500,000	522,101	500,000	498,801
PBFX Senior Notes (a)	528,374	544,118	350,000	346,135
PBFX Term Loan (b)	—	—	39,664	39,664
PBF Rail Term Loan (b)	28,366	28,366	35,000	35,000
Rail Facility (b)	—	—	—	—
Catalyst leases (c)	59,048	59,048	45,969	45,969
PBFX Revolving Credit Facility (b)	29,700	29,700	189,200	189,200
Revolving Loan (b)	350,000	350,000	350,000	350,000
	2,220,488	2,297,278	2,180,700	2,200,867
Less - Current maturities	(10,987)	(10,987)	(39,664)	(39,664)
Less - Unamortized deferred financing costs	$(34,459)	n/a	$(32,466)	n/a
Long-term debt	$2,175,042	$2,286,291	$2,108,570	$2,161,203
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(a) The estimated fair value, categorized as a Level 2 measurement, was calculated based on the present value of future expected payments utilizing implied current market interest rates based on quoted prices of the Senior Secured Notes and PBFX Senior Notes.
(b) The estimated fair value approximates carrying value, categorized as a Level 2 measurement, as these borrowings bear interest based upon short-term floating market interest rates.
(c) Catalyst leases are valued using a market approach based upon commodity prices for similar instruments quoted in active markets and are categorized as a Level 2 measurement. The Company has elected the fair value option for accounting for its catalyst lease repurchase obligations as the Company’s liability is directly impacted by the change in fair value of the underlying catalyst.